Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
May 31, 2024
SHY-NPRT3-0724
1.9904452.102
Corporate Bonds - 96.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.5%
Broadcasting - 0.4%
DISH Network Corp.:
0% 12/15/25	22,000	16,731
3.375% 8/15/26	106,000	67,832
		84,563
Diversified Financial Services - 0.1%
Rexford Industrial Realty LP:
4.125% 3/15/29 (b)	11,000	10,710
4.375% 3/15/27 (b)	9,000	8,846
		19,556
Energy - 0.2%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	46,000	41,749
Sunnova Energy International, Inc. 0.25% 12/1/26	10,000	4,360
		46,109
Homebuilders/Real Estate - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	16,000	13,271
Redfin Corp. 0.5% 4/1/27	101,000	55,550
		68,821
Super Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	12,000	11,250
Technology - 0.4%
MKS Instruments, Inc. 1.25% 6/1/30 (b)	21,000	21,504
Wolfspeed, Inc. 1.875% 12/1/29	99,000	55,044
		76,548
Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)	9,000	9,273
TOTAL CONVERTIBLE BONDS		316,120
Nonconvertible Bonds - 94.9%
Aerospace - 1.6%
ATI, Inc. 4.875% 10/1/29	79,000	73,825
Bombardier, Inc.:
6% 2/15/28 (b)	120,000	118,044
7% 6/1/32 (b)(c)	5,000	5,018
7.25% 7/1/31 (b)	25,000	25,521
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	32,000	34,961
TransDigm, Inc.:
4.875% 5/1/29	40,000	37,084
6.375% 3/1/29 (b)	25,000	24,946
6.625% 3/1/32 (b)	10,000	10,030
		329,429
Air Transportation - 1.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)	30,000	27,663
Rand Parent LLC 8.5% 2/15/30 (b)	168,000	164,251
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	10,000	7,509
		199,423
Automotive & Auto Parts - 1.4%
Champions Financing, Inc. 8.75% 2/15/29 (b)	36,000	37,010
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	25,000	25,263
6.5% 3/26/31 (b)	25,000	25,384
8.375% 5/1/28 (b)	10,000	10,516
McLaren Finance PLC 7.5% 8/1/26 (b)	35,000	30,205
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)	85,000	83,563
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	50,000	49,249
6.75% 4/23/30 (b)	25,000	25,302
		286,492
Banks & Thrifts - 0.8%
Ally Financial, Inc. 5.75% 11/20/25	112,000	111,493
UniCredit SpA:
5.459% 6/30/35 (b)(d)	3,000	2,817
5.861% 6/19/32 (b)(d)	14,000	13,710
Western Alliance Bancorp. 3% 6/15/31 (d)	41,000	36,695
		164,715
Broadcasting - 2.1%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	64,000	60,461
7.5% 6/1/29 (b)	10,000	8,210
7.875% 4/1/30 (b)	25,000	24,863
9% 9/15/28 (b)	190,000	197,753
DISH Network Corp. 11.75% 11/15/27 (b)	20,000	20,066
Univision Communications, Inc.:
7.375% 6/30/30 (b)	61,000	57,806
8% 8/15/28 (b)	24,000	23,638
8.5% 7/31/31 (b)(c)	50,000	49,166
		441,963
Building Materials - 0.9%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)	40,000	39,920
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	24,000	24,021
Builders FirstSource, Inc. 6.375% 3/1/34 (b)	10,000	9,803
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	80,000	65,068
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	25,000	24,998
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	22,000	20,981
		184,791
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	119,000	88,666
4.75% 3/1/30 (b)	25,000	21,296
4.75% 2/1/32 (b)	193,000	155,410
5.5% 5/1/26 (b)	40,000	39,504
CSC Holdings LLC:
3.375% 2/15/31 (b)	131,000	76,715
4.625% 12/1/30 (b)	108,000	45,409
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	50,000	46,951
DISH DBS Corp. 5.75% 12/1/28 (b)	33,000	22,991
Ziggo Bond Co. BV 6% 1/15/27 (b)	5,000	4,907
		501,849
Capital Goods - 0.7%
Chart Industries, Inc. 9.5% 1/1/31 (b)	122,000	131,737
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	14,000	13,844
		145,581
Chemicals - 4.5%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)	20,000	17,833
Consolidated Energy Finance SA 12% 2/15/31 (b)	27,000	28,211
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	32,287	26,717
Methanex Corp. 5.65% 12/1/44	227,000	197,839
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	101,000	88,610
8.5% 11/15/28 (b)	70,000	74,240
9% 2/15/30 (b)	16,000	16,925
Olin Corp. 5% 2/1/30	82,000	77,043
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29 (b)	135,000	125,140
9.75% 11/15/28 (b)	48,000	51,039
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	15,000	14,128
The Chemours Co. LLC 4.625% 11/15/29 (b)	251,000	214,053
		931,778
Consumer Products - 0.7%
Kohl's Corp. 4.25% 7/17/25	80,000	77,960
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	79,000	76,069
		154,029
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	9,000	7,652
5.25% 4/30/25 (b)	25,000	24,612
5.25% 8/15/27 (b)	5,000	2,938
Ball Corp. 6% 6/15/29	13,000	13,009
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	75,000	73,620
Graphic Packaging International, Inc.:
4.75% 7/15/27 (b)	37,000	35,839
6.375% 7/15/32 (b)	20,000	20,040
LABL, Inc.:
6.75% 7/15/26 (b)	25,000	24,705
10.5% 7/15/27 (b)	8,000	7,788
OI European Group BV 4.75% 2/15/30 (b)	20,000	18,329
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)	40,000	39,987
		268,519
Diversified Financial Services - 3.5%
Coinbase Global, Inc. 3.625% 10/1/31 (b)	28,000	22,267
Encore Capital Group, Inc. 8.5% 5/15/30 (b)	35,000	35,037
FLY Leasing Ltd. 7% 10/15/24 (b)	3,000	2,985
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	5,000	5,038
7.75% 5/15/26 (b)	45,000	45,854
8% 2/15/27 (b)	119,000	122,447
8% 6/15/28 (b)	60,000	62,126
Gn Bondco LLC 9.5% 10/15/31 (b)	19,000	17,310
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25% 10/1/25 (b)	80,000	78,423
OneMain Finance Corp.:
3.875% 9/15/28	255,000	226,828
9% 1/15/29	71,000	74,529
PRA Group, Inc. 8.875% 1/31/30 (b)	10,000	9,888
SLM Corp. 4.2% 10/29/25	36,000	35,054
		737,786
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	87,000	78,293
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	24,000	24,803
		103,096
Energy - 9.5%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	156,000	154,187
Baytex Energy Corp. 7.375% 3/15/32 (b)	15,000	15,174
California Resources Corp.:
7.125% 2/1/26 (b)	269,000	270,358
8.25% 6/15/29 (b)(c)	10,000	10,015
Canacol Energy Ltd. 5.75% 11/24/28 (b)	21,000	11,018
CGG SA 8.75% 4/1/27 (b)	103,000	98,647
CNX Midstream Partners LP 4.75% 4/15/30 (b)	63,000	56,661
CNX Resources Corp.:
6% 1/15/29 (b)	69,000	67,329
7.25% 3/1/32 (b)	20,000	20,276
7.375% 1/15/31 (b)	5,000	5,088
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	32,000	32,879
CVR Energy, Inc. 5.75% 2/15/28 (b)	20,000	18,459
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	24,000	24,541
Energean PLC 6.5% 4/30/27 (b)	83,000	78,228
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	122,000	120,121
Harbour Energy PLC 5.5% 10/15/26 (b)	10,000	9,788
Kosmos Energy Ltd.:
7.5% 3/1/28 (b)	8,000	7,592
7.75% 5/1/27 (b)	5,000	4,868
MEG Energy Corp. 5.875% 2/1/29 (b)	110,000	106,759
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	128,000	120,479
8.75% 3/15/29 (b)	45,000	43,194
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	48,000	48,802
Oceaneering International, Inc. 6% 2/1/28	90,000	88,676
Permian Resources Operating LLC 5.875% 7/1/29 (b)	73,000	71,266
Prairie Acquiror LP 9% 8/1/29 (b)	20,000	20,553
Southwestern Energy Co. 5.375% 3/15/30	20,000	19,238
Sunnova Energy Corp. 5.875% 9/1/26 (b)	211,000	149,747
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	233,000	213,811
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	72,000	70,498
Tullow Oil PLC:
7% 3/1/25 (b)	8,000	7,732
10.25% 5/15/26 (b)	10,000	9,662
		1,975,646
Environmental - 3.0%
Covanta Holding Corp. 4.875% 12/1/29 (b)	366,000	333,563
Darling Ingredients, Inc. 6% 6/15/30 (b)	5,000	4,888
Stericycle, Inc. 3.875% 1/15/29 (b)	320,000	290,549
		629,000
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	65,000	60,801
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	126,000	75,253
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	25,000	21,693
		157,747
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5% 12/15/28 (b)	55,000	40,644
KeHE Distributor / Nextwave 9% 2/15/29 (b)	99,000	100,280
Performance Food Group, Inc. 4.25% 8/1/29 (b)	20,000	18,174
Post Holdings, Inc.:
4.5% 9/15/31 (b)	49,000	43,372
4.625% 4/15/30 (b)	27,000	24,518
6.25% 2/15/32 (b)	30,000	29,822
Sigma Holdco BV 7.875% 5/15/26 (b)	37,000	35,983
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	84,000	77,619
U.S. Foods, Inc. 4.625% 6/1/30 (b)	79,000	72,544
		442,956
Gaming - 0.1%
Station Casinos LLC 6.625% 3/15/32 (b)	15,000	14,725
Healthcare - 8.1%
AdaptHealth LLC 5.125% 3/1/30 (b)	106,000	92,587
Akumin, Inc. 8% 8/1/28 (b)	45,000	35,325
AMN Healthcare 4% 4/15/29 (b)	65,000	57,594
Cano Health, Inc. 6.25% 10/1/28 (b)(f)	29,000	36
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	10,000	9,046
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	104,000	82,116
5.25% 5/15/30 (b)	130,000	107,913
6.875% 4/15/29 (b)	84,000	65,732
8% 3/15/26 (b)	27,000	27,048
10.875% 1/15/32 (b)(c)	68,000	70,261
DaVita, Inc. 3.75% 2/15/31 (b)	67,000	56,227
Embecta Corp. 5% 2/15/30 (b)	90,000	74,430
Encompass Health Corp. 4.625% 4/1/31	49,000	44,289
IQVIA, Inc.:
5% 10/15/26 (b)	10,000	9,777
5% 5/15/27 (b)	50,000	48,570
LifePoint Health, Inc.:
5.375% 1/15/29 (b)	82,000	69,215
10% 6/1/32 (b)	10,000	10,036
Modivcare, Inc. 5.875% 11/15/25 (b)	155,000	154,125
Omega Healthcare Investors, Inc. 3.25% 4/15/33	17,000	13,621
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31 (b)	93,000	82,185
6.75% 5/15/34 (b)	10,000	9,964
Owens & Minor, Inc. 6.625% 4/1/30 (b)	20,000	19,015
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	113,000	97,354
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	17,031	15,690
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	100,000	99,138
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	35,000	35,263
Tenet Healthcare Corp. 6.125% 10/1/28	310,000	307,086
		1,693,643
Homebuilders/Real Estate - 6.8%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	29,000	25,176
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	16,000	14,999
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	21,000	20,963
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	163,000	153,180
6% 4/15/25 (b)	39,000	38,798
8% 6/15/27 (b)	18,000	18,683
Howard Hughes Corp. 4.375% 2/1/31 (b)	419,000	357,394
Landsea Homes Corp. 8.875% 4/1/29 (b)	10,000	9,694
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	84,000	61,152
5% 10/15/27	255,000	209,001
5.25% 8/1/26	5,000	4,539
Railworks Holdings LP 8.25% 11/15/28 (b)	30,000	30,300
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	60,000	41,175
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	6,000	3,916
Rithm Capital Corp.:
6.25% 10/15/25 (b)	47,000	46,576
8% 4/1/29 (b)	10,000	9,732
Starwood Property Trust, Inc.:
3.75% 12/31/24 (b)	70,000	68,734
7.25% 4/1/29 (b)	10,000	9,945
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	191,000	181,215
TRI Pointe Homes, Inc. 5.25% 6/1/27	40,000	38,795
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28 (b)	45,000	45,007
10.5% 2/15/28 (b)	15,000	15,002
VICI Properties LP:
5.75% 4/1/34	2,000	1,967
6.125% 4/1/54	15,000	14,369
		1,420,312
Hotels - 1.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	292,000	247,644
5.875% 4/1/29 (b)	15,000	14,871
6.125% 4/1/32 (b)	15,000	14,830
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	15,000	15,098
		292,443
Insurance - 0.1%
AssuredPartners, Inc. 7.5% 2/15/32 (b)	15,000	14,911
Leisure - 1.2%
Amer Sports Co. 6.75% 2/16/31 (b)	75,000	74,721
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	30,000	27,147
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	75,000	70,605
Royal Caribbean Cruises Ltd. 6.25% 3/15/32 (b)	75,000	74,658
		247,131
Metals/Mining - 3.4%
Eldorado Gold Corp. 6.25% 9/1/29 (b)	55,000	52,181
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	72,179
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	25,000	24,475
9.375% 3/1/29 (b)	100,000	104,348
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)	215,000	210,200
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	46,000	45,368
IAMGOLD Corp. 5.75% 10/15/28 (b)	96,000	90,024
Mineral Resources Ltd. 8.5% 5/1/30 (b)	115,000	119,069
		717,844
Paper - 2.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	85,000	70,174
6% 6/15/27 (b)	80,000	78,221
Berry Global, Inc. 5.625% 7/15/27 (b)	290,000	286,173
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)	81,000	79,705
Mercer International, Inc. 5.125% 2/1/29	40,000	35,025
		549,298
Restaurants - 1.5%
Yum! Brands, Inc. 4.625% 1/31/32	335,000	305,143
Services - 10.7%
AECOM 5.125% 3/15/27	342,000	332,978
APX Group, Inc.:
5.75% 7/15/29 (b)	40,000	37,971
6.75% 2/15/27 (b)	115,000	114,580
Aramark Services, Inc. 5% 2/1/28 (b)	60,000	57,366
Artera Services LLC 8.5% 2/15/31 (b)	270,000	275,881
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)	37,000	33,761
5.75% 7/15/27 (b)	136,000	130,555
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	276,000	296,299
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	50,000	49,754
Hertz Corp. 4.625% 12/1/26 (b)	61,000	47,361
Life Time, Inc.:
5.75% 1/15/26 (b)	51,000	50,706
8% 4/15/26 (b)	135,000	135,910
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	42,000	40,110
Sotheby's 7.375% 10/15/27 (b)	65,000	56,579
Staples, Inc.:
7.5% 4/15/26 (b)	79,000	78,986
10.75% 4/15/27 (b)	45,000	40,064
10.75% 9/1/29 (b)(c)	40,000	38,704
StoneMor, Inc. 8.5% 5/15/29 (b)	83,000	66,656
Uber Technologies, Inc. 4.5% 8/15/29 (b)	268,000	252,651
United Rentals North America, Inc. 6.125% 3/15/34 (b)	35,000	34,337
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	65,000	63,186
		2,234,395
Steel - 0.6%
ATI, Inc. 7.25% 8/15/30	16,000	16,379
Vallourec SA 7.5% 4/15/32 (b)	103,000	105,983
		122,362
Super Retail - 2.5%
At Home Group, Inc. 4.875% 7/15/28 (b)	30,000	12,750
Bath & Body Works, Inc. 6.75% 7/1/36	129,000	128,372
Carvana Co.:
4.875% 9/1/29 (b)	25,000	17,500
5.625% 10/1/25 (b)	30,000	28,943
12% 12/1/28 pay-in-kind (b)(d)	13,492	14,104
13% 6/1/30 pay-in-kind (b)(d)	29,829	30,700
14% 6/1/31 pay-in-kind (b)(d)	40,530	42,707
EG Global Finance PLC 12% 11/30/28 (b)	65,000	67,322
Hanesbrands, Inc. 4.875% 5/15/26 (b)	13,000	12,611
LBM Acquisition LLC 6.25% 1/15/29 (b)	50,000	45,149
Michaels Companies, Inc. 5.25% 5/1/28 (b)	80,000	64,890
Nordstrom, Inc. 4.375% 4/1/30	40,000	36,370
Sally Holdings LLC 6.75% 3/1/32	15,000	14,714
		516,132
Technology - 11.5%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)	15,000	13,913
Atkore, Inc. 4.25% 6/1/31 (b)	62,000	54,794
Block, Inc.:
3.5% 6/1/31	412,000	352,900
6.5% 5/15/32 (b)	15,000	15,139
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	29,000	27,504
8.25% 6/30/32 (b)	45,000	45,449
9% 9/30/29 (b)	115,000	111,279
Elastic NV 4.125% 7/15/29 (b)	90,000	80,469
Entegris, Inc.:
3.625% 5/1/29 (b)	60,000	53,311
5.95% 6/15/30 (b)	224,000	220,493
Gen Digital, Inc.:
5% 4/15/25 (b)	90,000	89,211
7.125% 9/30/30 (b)	76,000	77,166
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	155,000	138,480
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	5,000	3,774
HTA Group Ltd. 7.5% 6/4/29 (b)(c)(g)	140,000	139,069
Iliad Holding SAS 8.5% 4/15/31 (b)	60,000	60,754
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	15,000	15,099
NCR Voyix Corp. 5.125% 4/15/29 (b)	69,000	64,068
ON Semiconductor Corp. 3.875% 9/1/28 (b)	38,000	34,700
Open Text Corp.:
3.875% 2/15/28 (b)	30,000	27,573
3.875% 12/1/29 (b)	141,000	124,153
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	10,000	8,890
4.125% 12/1/31 (b)	18,000	15,488
Rackspace Finance LLC 3.5% 5/15/28 (b)	12,525	4,945
Seagate HDD Cayman:
4.125% 1/15/31	30,000	26,331
4.75% 1/1/25	102,000	101,122
5.75% 12/1/34	24,000	22,701
8.25% 12/15/29 (b)	33,000	35,301
Sensata Technologies BV:
4% 4/15/29 (b)	30,000	27,252
5% 10/1/25 (b)	226,000	227,645
TTM Technologies, Inc. 4% 3/1/29 (b)	48,000	43,480
UKG, Inc. 6.875% 2/1/31 (b)	24,000	24,152
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	14,000	12,789
Virtusa Corp. 7.125% 12/15/28 (b)	40,000	36,379
VM Consolidated, Inc. 5.5% 4/15/29 (b)	32,000	30,537
Western Digital Corp.:
2.85% 2/1/29	10,000	8,622
3.1% 2/1/32	10,000	8,111
		2,383,043
Telecommunications - 3.9%
Altice Financing SA 5.75% 8/15/29 (b)	100,000	74,232
Altice France Holding SA:
6% 2/15/28 (b)	75,000	23,345
10.5% 5/15/27 (b)	5,000	1,850
Altice France SA 5.125% 7/15/29 (b)	157,000	105,293
AXIAN Telecom 7.375% 2/16/27 (b)	5,000	4,867
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	100,000	95,346
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	15,000	14,168
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	60,000	62,091
IHS Holding Ltd.:
5.625% 11/29/26 (b)	5,000	4,728
6.25% 11/29/28 (b)	5,000	4,469
IHS Netherlands Holdco BV 8% 9/18/27 (b)	43,000	41,698
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)	35,000	32,966
Level 3 Financing, Inc.:
4% 4/15/31 (b)	80,000	43,696
11% 11/15/29 (b)	9,698	9,942
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	15,000	9,899
Millicom International Cellular SA 4.5% 4/27/31 (b)	5,000	4,276
SBA Communications Corp. 3.125% 2/1/29	121,000	106,458
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	202,000	136,689
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	40,000	31,192
		807,205
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)	15,000	13,045
Transportation Ex Air/Rail - 0.2%
Golar LNG Ltd. 7% 10/20/25 (b)	17,000	16,861
Seaspan Corp. 5.5% 8/1/29 (b)	30,000	26,734
		43,595
Utilities - 3.4%
DPL, Inc.:
4.125% 7/1/25	130,000	127,131
4.35% 4/15/29	220,000	203,305
NextEra Energy Partners LP 4.5% 9/15/27 (b)	61,000	57,399
PG&E Corp. 5.25% 7/1/30	217,000	206,707
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	116,000	105,379
		699,921
TOTAL NONCONVERTIBLE BONDS		19,729,948
TOTAL CORPORATE BONDS (Cost $20,331,591)		20,046,068

Common Stocks - 0.7%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
Aptiv PLC (h)	100	8,326
Energy - 0.1%
New Fortress Energy, Inc. Class A	690	17,492
Healthcare - 0.1%
Centene Corp. (h)	205	14,676
Leisure - 0.1%
Topgolf Callaway Brands Corp. (h)	1,000	15,650
Technology - 0.2%
Coherent Corp. (h)	375	21,398
MKS Instruments, Inc.	60	7,595
ON Semiconductor Corp. (h)	190	13,878
TOTAL TECHNOLOGY		42,871
Telecommunications - 0.2%
Helios Towers PLC (h)	29,000	46,118
TOTAL COMMON STOCKS (Cost $124,813)		145,133

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(i)	15,000	14,550
Energy - 0.2%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (d)(e)(i)	30,642	28,957
Healthcare - 0.1%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(e)(f)(i)	21,888	5,441
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(j)	3,481	3,463
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(j)	2,271	2,259
TOTAL HEALTHCARE		11,163
Leisure - 0.2%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (d)(e)(i)	21,431	21,533
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (d)(e)(i)	30,889	27,182
TOTAL LEISURE		48,715
Metals/Mining - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (d)(e)(i)	4,987	4,507
Services - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (d)(e)(i)	5,000	4,903
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (d)(e)(i)	32,929	29,060
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(i)	59,846	51,393
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (e)(i)(k)	5,000	4,763
TOTAL SERVICES		90,119
Technology - 0.0%
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (d)(e)(i)	2,910	2,923
TOTAL BANK LOAN OBLIGATIONS (Cost $213,716)		200,934

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	30,000	29,798
Banks & Thrifts - 0.5%
Ally Financial, Inc. 4.7% (d)(l)	50,000	44,018
Citigroup, Inc. 7.125% (d)(l)	20,000	19,945
Goldman Sachs Group, Inc. 7.5% (d)(l)	25,000	25,685
M&T Bank Corp.:
3.5% (d)(l)	5,000	4,114
5.125% (d)(l)	10,000	9,387
TOTAL BANKS & THRIFTS		103,149
Diversified Financial Services - 0.0%
Aircastle Ltd. 5.25% (b)(d)(l)	10,000	9,500
Energy - 0.5%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (d)(e)(l)	97,000	96,549
TOTAL PREFERRED SECURITIES (Cost $238,084)		238,996

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $185,036)	184,999	185,036

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $21,093,240)	20,816,167
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(30,550)
NET ASSETS - 100.0%	20,785,617

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,627,517 or 75.2% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Level 3 security
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	76,427	2,948,143	2,839,570	3,581	36	-	185,036	0.0%
Total	76,427	2,948,143	2,839,570	3,581	36	-	185,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.